Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	717,357	$15,513,448

Airlines — 0.1%
Air Canada(a)(b)	398,241	5,710,939

Auto Components — 0.9%
Magna International Inc.	624,355	38,445,768

Banks — 24.8%
Bank of Montreal	1,527,141	149,154,953
Bank of Nova Scotia (The)	2,720,957	141,959,456
Canadian Imperial Bank of Commerce	2,057,433	99,097,561
National Bank of Canada	763,414	54,443,226
Royal Bank of Canada	3,165,307	314,801,152
Toronto-Dominion Bank (The)	4,136,460	275,312,986
		1,034,769,334
Capital Markets — 4.3%
Brookfield Asset Management Inc., Class A	3,194,629	150,617,679
IGM Financial Inc.	190,033	5,513,874
Onex Corp.	165,901	8,743,056
TMX Group Ltd.	126,837	13,298,956
		178,173,565
Chemicals — 2.4%
Nutrien Ltd.	1,225,746	98,513,474

Commercial Services & Supplies — 0.6%
GFL Environmental Inc.	412,016	11,945,600
Ritchie Bros Auctioneers Inc.	251,251	13,775,238
		25,720,838
Construction & Engineering — 0.8%
WSP Global Inc.	281,794	33,801,035

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	339,740	16,149,110

Diversified Financial Services — 0.3%
Element Fleet Management Corp.	895,058	12,682,456

Diversified Telecommunication Services — 0.7%
BCE Inc.	163,933	7,806,972
TELUS Corp.	1,065,918	22,694,786
		30,501,758
Electric Utilities — 2.1%
Emera Inc.	604,476	23,533,738
Fortis Inc.	1,088,690	43,817,921
Hydro One Ltd.(c)	747,419	20,903,173
		88,254,832
Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	193,534	6,287,355
RioCan REIT	345,798	5,434,465
		11,721,820
Food & Staples Retailing — 4.3%
Alimentation Couche-Tard Inc.	1,859,646	84,718,512
Empire Co. Ltd., Class A, NVS	373,473	10,170,105
George Weston Ltd.	163,801	20,512,418
Loblaw Companies Ltd.	372,653	33,631,992
Metro Inc.	544,378	31,307,350
		180,340,377

Security	Shares	Value

Food Products — 0.3%
Saputo Inc.	567,753	$14,097,276

Gas Utilities — 0.3%
AltaGas Ltd.	634,400	10,644,469

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International Inc.	660,695	43,876,062

Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	293,556	9,562,966
Northland Power Inc.	536,935	15,208,136
		24,771,102
Insurance — 7.0%
Fairfax Financial Holdings Ltd.	52,326	30,022,050
Great-West Lifeco Inc.	633,317	15,103,750
iA Financial Corp. Inc.	243,426	13,733,486
Intact Financial Corp.	399,096	59,712,345
Manulife Financial Corp.	4,336,262	78,108,485
Power Corp. of Canada	1,258,503	31,660,218
Sun Life Financial Inc.	1,329,044	62,976,816
		291,317,150
IT Services — 3.8%
CGI Inc.(a)	482,826	42,153,727
Nuvei Corp.(a)(c)	148,246	4,569,215
Shopify Inc., Class A(a)	2,698,077	110,839,486
		157,562,428
Leisure Products — 0.1%
BRP Inc.	82,563	6,178,338

Media — 0.9%
Quebecor Inc., Class B	365,729	7,882,008
Shaw Communications Inc., Class B, NVS	1,080,045	29,475,116
		37,357,124
Metals & Mining — 8.0%
Agnico Eagle Mines Ltd.	1,034,080	52,082,608
Barrick Gold Corp.	4,031,387	65,783,700
First Quantum Minerals Ltd.	1,330,256	31,625,906
Franco-Nevada Corp.	435,652	63,636,964
Ivanhoe Mines Ltd., Class A(a)(b)	1,379,486	12,347,330
Kinross Gold Corp.	2,941,538	12,158,459
Lundin Mining Corp.	1,511,840	9,306,052
Pan American Silver Corp.	480,179	7,885,480
Teck Resources Ltd., Class B	1,083,273	40,153,137
Wheaton Precious Metals Corp.	1,022,984	39,926,149
		334,905,785
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp.	1,533,129	11,579,817
Canadian Utilities Ltd., Class A, NVS	291,221	7,964,926
		19,544,743
Multiline Retail — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	126,558	14,332,860
Dollarama Inc.	628,630	38,475,343
		52,808,203
Oil, Gas & Consumable Fuels — 19.0%
ARC Resources Ltd.	1,499,314	22,269,854
Cameco Corp.	978,197	23,830,440
Canadian Natural Resources Ltd.	2,550,646	152,282,184
Cenovus Energy Inc.	3,145,739	62,556,977
Enbridge Inc.	4,604,970	190,169,188
Imperial Oil Ltd.	506,855	28,836,645

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Keyera Corp.	500,791	$11,667,688
Parkland Corp.	352,622	7,513,026
Pembina Pipeline Corp.	1,262,145	46,079,575
Suncor Energy Inc.	3,104,115	102,066,689
TC Energy Corp.	2,301,259	101,962,633
Tourmaline Oil Corp.	726,061	44,190,324
		793,425,223
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	134,119	10,491,024

Professional Services — 1.1%
Thomson Reuters Corp.	384,778	45,307,205

Real Estate Management & Development — 0.3%
FirstService Corp.	90,451	11,718,318

Road & Rail — 8.7%
Canadian National Railway Co.	1,336,190	171,539,718
Canadian Pacific Railway Ltd.	2,114,900	173,150,903
TFI International Inc.	181,114	19,657,766
		364,348,387
Software — 2.5%
Constellation Software Inc./Canada	45,782	73,805,288
Descartes Systems Group Inc. (The)(a)	192,352	13,354,461
Open Text Corp.	613,465	18,014,249
		105,173,998
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	415,413	12,028,648

Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	186,603	14,202,442

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	803,719	$36,972,926

Total Long-Term Investments — 99.6%
(Cost: $4,489,618,855)		4,157,029,605

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	13,654,364	13,655,730
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,190,000	2,190,000

Total Short-Term Securities — 0.4%
(Cost: $15,843,654)		15,845,730

Total Investments — 100.0%
(Cost: $4,505,462,509)		4,172,875,335

Other Assets Less Liabilities — 0.0%.		228,951

Net Assets — 100.0%		$4,173,104,286

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,240,164	$4,434,290	(a)	$—	$(15,168)	$(3,556)	$13,655,730	13,654,364	$18,610	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	1,030,000	(a)	—	—	—	2,190,000	2,190,000	10,460		—
					$(15,168)	$(3,556)	$15,845,730		$29,070		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	82	12/15/22	$15,122	$838,804

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,157,029,605	$—	$—	$4,157,029,605
Money Market Funds	15,845,730	—	—	15,845,730
	$4,172,875,335	$—	$—	$4,172,875,335

Derivative financial instruments(a)
Assets
Futures Contracts	$838,804	$—	$—	$838,804

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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